Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Summary of Deposits [Table Text Block]
	2016		2015
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$5,852	--%	$2,407	--%
Passbook accounts	1,189	0.15	1,185	0.15
Savings accounts	1,784	0.20	3,275	0.23
Money market accounts	31,114	0.79	26,571	0.77
Certificate of deposit accounts	137,068	1.69	115,791	1.67
	$177,007	1.41%	$149,229	1.40%

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31:
2017	$43,444
2018	29,787
2019	15,862
2020	23,637
2021	24,338
Total	$137,068